Income Tax Benefit - Schedule of Deferred Tax Assets or Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Benefit - Schedule of Deferred Tax Assets or Liabilities (Details) [Line Items]
Deferred tax assets , Beginning balance	$ 556,812	$ 647,048	$ 60,285
Deferred tax assets , Recognized in profit or loss	(43,461)	(34,158)	189,695
Deferred tax assets , Business combination			403,458
Deferred tax assets , Exchange differences	8,037	(56,078)	(6,390)
Deferred tax assets , Ending balance	521,388	556,812	647,048
Deferred tax assets , Effect on other comprehensive income
Deferred tax liabilities, Beginning balance	(10,345,287)	(10,942,844)	(852,504)
Deferred tax liabilities, Recognized in profit or loss	5,186,421	667,387	405,844
Deferred tax liabilities, Business combination		(101,812)	(10,500,374)
Deferred tax liabilities, Exchange Differences	(10,391)	34,796	4,190
Deferred tax liabilities, Ending balance	(5,164,028)	(10,345,287)	(10,942,844)
Deferred tax liabilities, Effect on other comprehensive income	5,229	(2,814)
Allowance for doubtful debts [Member]
Income Tax Benefit - Schedule of Deferred Tax Assets or Liabilities (Details) [Line Items]
Deferred tax assets , Beginning balance	60,845	18,128	17,324
Deferred tax assets , Recognized in profit or loss	(35,917)	44,933	(162)
Deferred tax assets , Business combination			979
Deferred tax assets , Exchange differences	2,347	(2,216)	(13)
Deferred tax assets , Ending balance	27,275	60,845	18,128
Deferred tax assets , Effect on other comprehensive income
Unrealized exchange losses [Member]
Income Tax Benefit - Schedule of Deferred Tax Assets or Liabilities (Details) [Line Items]
Deferred tax assets , Beginning balance	17,761	1,360	32,303
Deferred tax assets , Recognized in profit or loss	1,959	16,826	(30,475)
Deferred tax assets , Business combination
Deferred tax assets , Exchange differences	751	(425)	(468)
Deferred tax assets , Ending balance	20,471	17,761	1,360
Deferred tax assets , Effect on other comprehensive income
Other long-term employee benefits [Member]
Income Tax Benefit - Schedule of Deferred Tax Assets or Liabilities (Details) [Line Items]
Deferred tax assets , Beginning balance	39,593	125,508
Deferred tax assets , Recognized in profit or loss	(5,262)	(76,351)	17,679
Deferred tax assets , Business combination			109,512
Deferred tax assets , Exchange differences	162	(9,564)	(1,683)
Deferred tax assets , Ending balance	34,493	39,593	125,508
Deferred tax assets , Effect on other comprehensive income
Accrued paid absences [Member]
Income Tax Benefit - Schedule of Deferred Tax Assets or Liabilities (Details) [Line Items]
Deferred tax assets , Beginning balance	132,868	128,982	10,658
Deferred tax assets , Recognized in profit or loss	(656)	15,932	12,947
Deferred tax assets , Business combination			106,839
Deferred tax assets , Exchange differences	1,001	(12,046)	(1,462)
Deferred tax assets , Ending balance	133,213	132,868	128,982
Deferred tax assets , Effect on other comprehensive income
Share based payment [Member]
Income Tax Benefit - Schedule of Deferred Tax Assets or Liabilities (Details) [Line Items]
Deferred tax assets , Beginning balance	91,420	51,279
Deferred tax assets , Recognized in profit or loss	(5,390)	44,285	50,506
Deferred tax assets , Business combination
Deferred tax assets , Exchange differences	4,004	(4,144)	773
Deferred tax assets , Ending balance	90,034	91,420	51,279
Deferred tax assets , Effect on other comprehensive income
Loss carried forward [Member]
Income Tax Benefit - Schedule of Deferred Tax Assets or Liabilities (Details) [Line Items]
Deferred tax assets , Beginning balance	32,652	282,382
Deferred tax assets , Recognized in profit or loss	22,427	(230,006)	122,398
Deferred tax assets , Business combination			163,087
Deferred tax assets , Exchange differences	(1,075)	(19,724)	(3,103)
Deferred tax assets , Ending balance	54,004	32,652	282,382
Deferred tax assets , Effect on other comprehensive income
Deferred gain of government subsidy [Member]
Income Tax Benefit - Schedule of Deferred Tax Assets or Liabilities (Details) [Line Items]
Deferred tax assets , Beginning balance	4,929	7,314
Deferred tax assets , Recognized in profit or loss	(1,685)	(1,745)	(1,100)
Deferred tax assets , Business combination			8,529
Deferred tax assets , Exchange differences	66	(640)	(115)
Deferred tax assets , Ending balance	3,310	4,929	7,314
Deferred tax assets , Effect on other comprehensive income
Lease liabilities [Member]
Income Tax Benefit - Schedule of Deferred Tax Assets or Liabilities (Details) [Line Items]
Deferred tax assets , Beginning balance	21,709	22,323
Deferred tax assets , Recognized in profit or loss	7,122	1,552	19,012
Deferred tax assets , Business combination			3,479
Deferred tax assets , Exchange differences	(362)	(2,166)	(168)
Deferred tax assets , Ending balance	28,469	21,709	22,323
Deferred tax assets , Effect on other comprehensive income
Unrealized gain in intercompany transactions by consolidation [Member]
Income Tax Benefit - Schedule of Deferred Tax Assets or Liabilities (Details) [Line Items]
Deferred tax assets , Beginning balance	7,418	9,772
Deferred tax assets , Recognized in profit or loss	(1,966)	(1,472)	(1,110)
Deferred tax assets , Business combination			11,033
Deferred tax assets , Exchange differences	74	(882)	(151)
Deferred tax assets , Ending balance	5,526	7,418	9,772
Deferred tax assets , Effect on other comprehensive income
Intangible assets [Member]
Income Tax Benefit - Schedule of Deferred Tax Assets or Liabilities (Details) [Line Items]
Deferred tax liabilities, Beginning balance	(10,304,876)	(10,899,789)	(841,396)
Deferred tax liabilities, Recognized in profit or loss	5,178,301	665,916	403,015
Deferred tax liabilities, Business combination		(101,812)	(10,464,889)
Deferred tax liabilities, Exchange Differences	(9,604)	30,809	3,481
Deferred tax liabilities, Ending balance	(5,136,179)	(10,304,876)	(10,899,789)
Deferred tax liabilities, Effect on other comprehensive income
Unrealized exchange gain [Member]
Income Tax Benefit - Schedule of Deferred Tax Assets or Liabilities (Details) [Line Items]
Deferred tax liabilities, Beginning balance	(11,033)	(973)	(11,108)
Deferred tax liabilities, Recognized in profit or loss	6,556	(10,329)	9,981
Deferred tax liabilities, Business combination
Deferred tax liabilities, Exchange Differences	(537)	269	154
Deferred tax liabilities, Ending balance	(5,014)	(11,033)	(973)
Deferred tax liabilities, Effect on other comprehensive income
Property, plant and equipment [Member]
Income Tax Benefit - Schedule of Deferred Tax Assets or Liabilities (Details) [Line Items]
Deferred tax liabilities, Beginning balance	(13,895)	(15,869)
Deferred tax liabilities, Recognized in profit or loss	14,522	483	3,227
Deferred tax liabilities, Business combination			(19,354)
Deferred tax liabilities, Exchange Differences	(627)	1,491	258
Deferred tax liabilities, Ending balance		(13,895)	(15,869)
Deferred tax liabilities, Effect on other comprehensive income
Financial assets at fair value through other comprehensive income [Member]
Income Tax Benefit - Schedule of Deferred Tax Assets or Liabilities (Details) [Line Items]
Deferred tax liabilities, Beginning balance	(15,483)	(14,094)
Deferred tax liabilities, Recognized in profit or loss
Deferred tax liabilities, Business combination			(14,299)
Deferred tax liabilities, Exchange Differences	(206)	1,425	205
Deferred tax liabilities, Ending balance	(10,460)	(15,483)	(14,094)
Deferred tax liabilities, Effect on other comprehensive income	5,229	(2,814)
Other non-current assets [Member]
Income Tax Benefit - Schedule of Deferred Tax Assets or Liabilities (Details) [Line Items]
Deferred tax liabilities, Beginning balance		(1,843)
Deferred tax liabilities, Recognized in profit or loss		1,721	(38)
Deferred tax liabilities, Business combination			(1,832)
Deferred tax liabilities, Exchange Differences		122	27
Deferred tax liabilities, Ending balance			(1,843)
Deferred tax liabilities, Effect on other comprehensive income
Right-of-use assets [Member]
Income Tax Benefit - Schedule of Deferred Tax Assets or Liabilities (Details) [Line Items]
Deferred tax liabilities, Beginning balance		(10,276)
Deferred tax liabilities, Recognized in profit or loss	(12,958)	9,596	(10,341)
Deferred tax liabilities, Business combination
Deferred tax liabilities, Exchange Differences	583	680	65
Deferred tax liabilities, Ending balance	(12,375)		(10,276)
Deferred tax liabilities, Effect on other comprehensive income
Provision [Member]
Income Tax Benefit - Schedule of Deferred Tax Assets or Liabilities (Details) [Line Items]
Deferred tax assets , Beginning balance	110,358
Deferred tax assets , Recognized in profit or loss	15,127	113,864
Deferred tax assets , Business combination
Deferred tax assets , Exchange differences	(892)	(3,506)
Deferred tax assets , Ending balance	124,593	110,358
Deferred tax assets , Effect on other comprehensive income
Other [Member]
Income Tax Benefit - Schedule of Deferred Tax Assets or Liabilities (Details) [Line Items]
Deferred tax assets , Beginning balance	37,259
Deferred tax assets , Recognized in profit or loss	(39,220)	38,024
Deferred tax assets , Business combination
Deferred tax assets , Exchange differences	1,961	(765)
Deferred tax assets , Ending balance		37,259
Deferred tax assets , Effect on other comprehensive income